Schedule of Purchase Price (Details) - HTS Group [Member]	1 Months Ended
Jun. 25, 2021 USD ($)
Business Acquisition [Line Items]
Other	$ (12,804)
Total	9,195,692
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Fair Value of Preferred Stock	100
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Fair Value of Preferred Stock	9,086,396
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Fair Value of Preferred Stock	$ 122,000